Equity (Details) - USD ($) $ / shares in Units, $ in Thousands													1 Months Ended						12 Months Ended
		Mar. 03, 2023	Oct. 29, 2020	Jun. 08, 2020	May 07, 2020	Mar. 03, 2020	May 20, 2019	Apr. 18, 2019	Dec. 15, 2018	Nov. 27, 2018	Feb. 28, 2018	Jan. 10, 2018	Feb. 28, 2022	Oct. 20, 2021	Jun. 15, 2021	Oct. 21, 2020	May 31, 2020	Jan. 31, 2020	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	May 25, 2022	Oct. 19, 2021	Feb. 17, 2021	Feb. 10, 2021	Jan. 10, 2019
Equity (Details) [Line Items]
Repurchase of ordinary shares (in Shares)												60,384
Aggregate purchase price												$ 10,070
Purchase price per share (in Dollars per share)												$ 166.4
Purchase amount paid											$ 10,048
Cancelled ordinary shares (in Shares)							60,384
Settlement of arbitration related, description										the Secretariat of the International Court of Arbitration for the International Chamber of Commerce issued a final award to Samsung Electronics Co., Ltd. (“Samsung”) that constituted the final decision on the Group’s dispute with Samsung over a sales contract. The court order required the Group to pay to Samsung total payments of $4,650 including: i) $4,280 as the “Principal Amount”, plus (ii) accrued interest of $370 computed from March 31, 2019 on the outstanding balance of the Principal Amount at a simple interest rate of 9% per annum (together with the Principal Amount, collectively referred to as the “Settlement Payment”). On April 26, 2019, the Group entered into a settlement agreement with Samsung according to which, the Group shall pay the full and total amount of the Settlement Payment in equal monthly installments over a period of twenty-four months beginning on March 31, 2019. In addition, a total of 138,108 ordinary shares were issued to Samsung as escrow shares in the year 2019 as security for the payments. The Group recorded the fair value of the shares issued in an aggregate of $6,401 in additional paid-in capital, with a corresponding amount included in subscription receivable. Due to cash constraints, particularly due to the COVID-19 pandemic, the Group has not made monthly installments to Samsung since the fourth quarter of 2019, and Samsung has not pursued alternative means of repayment from the Group.In April 2022, the Group executed a settlement agreement with Samsung regarding the payments. The total amount of principal and accrued interest as of the end of May 2022 is approximately $4.4 million less $1.6 million paid in cash on May 27, 2022, equaling a net amount of approximately $2.8 million. According to the agreement, the Group shall pay the full and total amount of the payments in equal monthly installments over a period of eighteen months beginning on July 2022. In addition, a total of 1,003,593 ordinary shares were issued to Samsung as escrow shares as security for the payments. The Group recorded the fair value of the shares issued in an aggregate of $2,760 in additional paid-in capital, with a corresponding amount included in subscription receivable.
Ordinary shares issued (in Shares)															250,000									219,296	94,170,000,000		11,459
Gain on debt settlement					$ 484														$ 217		$ (17,199)	$ 26
Issuance value of ordinary shares																						1,988
General and administrative expense																						937
Financing expense																						182
Repay of principal amount																			$ 1		111
Shares issued (in Shares)																32,943			14,578,181
Stock price (in Dollars per share)					$ 15.38
Purchase																					$ 18,000					$ 17,870
Sale of common shares (in Shares)																			57,182,633		10,209,481					1,420,000
Settlement of debt															$ 1,000						$ 16,580				$ 1,270
Debt																					19,140
Principal loan amount						$ 1,000
Interest rate						12.00%
Loan principal with shares (in Shares)															99,206
Loss on Debt settlement																					619
loans		$ 1,250																	$ 3,669	[1]
Shares issued (in Shares)		338,968
Debt settlements		$ 217
Loan principal payment															$ 1,000
Principal shares (in Shares)															99,206
Compensation for service future project shares (in Shares)															150,794
Convertible notes																					$ 1,570		$ 16,000,000
Converted ordinary shares (in Shares)																					1,496,271
Warrants shares (in Shares)																					128,418
Ordinary shares (in Shares)																					88,240
Capital amount																			$ 297		$ 438
Common Stock [Member]
Equity (Details) [Line Items]
Ordinary shares issued (in Shares)					60,679
Per shares (in Dollars per share)					$ 24.96
Shares issued (in Shares)																					19,324,628
Loan principal with shares (in Shares)																			2,782,471
loans	[1]
Warrant [Member]
Equity (Details) [Line Items]
Shares issued (in Shares)														877,183
Warrants shares (in Shares)																			2,782,471
Warrants (in Shares)																			3,829,109
Private Placement Warrants [Member]
Equity (Details) [Line Items]
Convertible notes																			$ 1,570
Warrants shares (in Shares)																			1,080,406		1,770,838
Share Purchase Agreement [Member]
Equity (Details) [Line Items]
Investment agreement, description									the Group entered into a Share Purchase Agreement (“Purchase Agreement”) with Shanghai KADI Machinery Technology Co., Ltd. (“KADI SH”), KADI Technologies Limited (“KADI HK”) (collectively, “KADI”) and Lin Hu and Shou Huajun, the sole shareholders of KADI SH and KADI HK (the “KADI’s Selling Shareholders”), for the purchase of 60% of the issued and outstanding ordinary shares of KADI SH (“KADI SH Shares”) and 60% of the issued and outstanding ordinary shares of KADI HK (“KADI HK Shares”, together with the KADI SH Shares, the “KADI Shares”). The transaction with KADI consists of total cash consideration of $4,600 in installments and share consideration equivalent to $9,750 in installments upon achievement of earn-outs by KADI SH from 2018 to 2021. As of December 31, 2018, $600 was prepaid to KADI SH. The transaction did not close as of December 31, 2019 due to KADI not able to present audited financial statements as required by the earn-out provisions of the agreement and that KADI has not performed the ownership change registration at the local jurisdiction. Although KADI was not able to present audited financial statements as required by the earn-out provisions of the agreement and has not performed the ownership change registration, 102,035 of Borqs’ ordinary shares were issued to KADI on January 9, 2019, for which the Group recorded the fair value of these shares in an aggregate of $5,217 in additional paid-in capital, with a corresponding amount included in subscription receivable. As a result, future capital commitments for KADI has been voided due to KADI’s breach of provisions of the agreements. As of the filing of this annual report, the Group has cancelled all the ordinary shares of 36,813 shares, which were issued into escrow account with KADI. Also, the Group is in negotiation with KADI for a reduced ownership of KADI or a recission of the acquisition.
KADI Agreement [Member]
Equity (Details) [Line Items]
Investment agreement, description													i) a payment of $600 in cash previously paid to KADI, ii) the return of 65,222 ordinary shares of Borqs previously issued to the owners of KADI, and iii) payment in cash for loss of profit from KADI’s projected business in the amount of $5.3 million. As of the filing of this annual report, the arbitration is in its initial stages and there is no assurance that the outcome of the proceedings will be in favor of Borqs.
Equity Financing Agreement [Member]
Equity (Details) [Line Items]
Equity financing agreement, description								the Group entered into an equity financing agreement with Chongqing Youtong owned by the Chongqing Government in the PRC. According to the agreement, Chongqing Youtong purchased 9.9 % equity interest of the Company equivalent to 233,392 ordinary shares with a total purchase consideration of $13,865 on May 16, 2019, for which 75% of the total purchase consideration amounting to $10,399 in cash was received. The remaining 25% of the total purchase consideration amounting to $3,466 will be contributed in the form of real property and equipment (the “Property Investment”) by Chongqing Youtong within six months from May 16, 2019 the date that the cash investment portion was completed. However, the Property Investment has not yet been completed.In February 2023, the Group entered into a settlement agreement with Chongqing Youtong on the settlement of the equity financing. For the cash consideration with the amount of $10,399, the Group agreed to repay Chongqing Youtong the principal plus 8% annually interest with its ordinary shares. Besides, both parties agreed to not proceed with the remainder 25% investment and the related previous issued 58,348 shares will not withdraw. Also, to compensate Youtong’s investment loss from the share price decline, the Group issued additional 56,024,444 ordinary shares in February 2023 equal to approximately $13.46 million including interest expense from May 2019 to February 2023, with annual interest rate of 8%. By entering into the agreement not to proceed with the remainder 25% investment in the form of real property and equipment, the amount was released from subscriptions receivable, and a loss related to equity financing recognized during the year ended December 31, 2022.
Coming Technologies Limited [Member]
Equity (Details) [Line Items]
Total amount																	$ 1,998
Amount payable for product																	880
Amount of settlement																	880
Purchase amount																		$ 937
Liable for total amount																	937
Compensation settlement amount																			$ 182
Value of share issued, percentage																			10.00%
TianFu [Member]
Equity (Details) [Line Items]
Repayment amount																	658
Accounts payable																						658
EPIC [Member]
Equity (Details) [Line Items]
Repayment amount																	$ 222
Accounts payable																						$ 222
American West Pacific International Investment Corporation [Member]
Equity (Details) [Line Items]
Repay of principal amount				$ 400
Collateral restricted ordinary shares (in Shares)																					250,000
Collateral restricted ordinary shares, description						The Group has been offered a term loan for 6 months with interest at 12% per annum. According to the agreement, the Group issued 250,000 restricted ordinary shares to be held in escrow at Continental Stock Transfer & Trust Company as collateral. The Group recorded the fair value of the shares issued in an aggregate of $4,080 in additional paid-in capital, with a corresponding amount included in subscription receivable.
Beijing Zhongpeng Law Firm [Member]
Equity (Details) [Line Items]
Consulting legal fees and costs																					$ 1,200
Debts repayments with ordinary shares, description			On October 29, 2020, the Court issued an agreed order for the settlement of the claim and approved the issuance of 98,808 common shares of the Company in exchange for the settlement. The shares issued on November 4, 2020 at the closing price of the Company stock of $15.92 per share. The Company recognized loss of $356 in loss on debt settlement during fiscal year 2020. Significantly affected by the pandemic during 2020 when business activities dropped over 70% from the prior year, operational cash flow was severely challenged and we could not payback these back-due fees in cash.

[1]	Refer to Note 20(c) for information regarding settlement of equity financing.